Annual Total Returns [BarChart] - First Trust Nasdaq Artificial Intelligence and Robotics ETF - First Trust Nasdaq Artificial Intelligence and Robotics ETF	Nov. 15, 2021
Bar Chart Table:
2019	33.78%
2020	46.07%